Schedule of investments
Delaware Investments® National Municipal Income Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 150.14%
Corporate Revenue Bonds — 10.22%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	725,000	$ 790,257
Buckeye Ohio Tobacco Settlement Financing Authority
(Senior) Series A-2 4.00% 6/1/48	900,000	819,981
Buckeye Tobacco Settlement Financing Authority
Series B-3 0.00% 6/1/57 ^	18,680,000	2,404,677
California Empire Tobacco Securitization
Series E 144A 0.000% 6/1/57 #, ^	3,900,000	205,725
Series F 144A 0.000% 6/1/57 #, ^	2,500,000	110,425
Central Plains Energy Project Revenue, Nebraska
(Project No. 3) Series A 5.00% 9/1/36	225,000	241,337
Commonwealth Financing Authority Revenue, Pennsylvania
(Tobacco Master Settlement Payment) 4.00% 6/1/39 (AGM)	1,015,000	977,658
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	680,000	680,789
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #	475,000	454,917
George L Smith II Congress Center Authority Revenue
(Convention Center Hotel) Series A 4.00% 1/1/54	2,750,000	2,297,350
Iowa Finance Authority
(Fertilizer Company Project) 5.00% 12/1/50 •	1,485,000	1,526,194
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
M-S-R Energy Authority, California Gas
Series B 6.50% 11/1/39	250,000	$ 309,055
Series C 7.00% 11/1/34	1,000,000	1,245,370
New York Liberty Development Revenue
5.50% 10/1/37	2,130,000	2,463,601
New York Transportation Development
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	698,625
Public Authority for Colorado Energy Natural Gas Revenue
6.25% 11/15/28	865,000	964,683
6.50% 11/15/38	2,250,000	2,766,825
Public Finance Authority, Wisconsin
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	1,475,000	1,481,697
Shoals, Indiana
(National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	317,508
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,415,000	2,370,419
Tobacco Securitization Authority of Southern California
Series C 0.00% 6/1/46 ^	2,995,000	424,152
(Capital Appreciation Restructured) Series D 0.00% 6/1/46 ^	3,000,000	329,820
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	460,000	471,689
Tobacco Settlement Financing Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	133,264
TSASC Revenue, New York
(Settlement) Series A 5.00% 6/1/41	60,000	61,940
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Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tuscaloosa County Industrial Development Authority
(Hunt Refining Project) Series A 5.25% 5/1/44 #	1,935,000	$ 1,733,547
Valparaiso, Indiana
(Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	249,422
		26,530,927
Education Revenue Bonds — 17.06%
Arizona Industrial Development Authority
(Edkey Charter Schools Project) 144A 5.00% 7/1/49 #	500,000	449,915
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	330,000	345,203
(Highland Prep Project)
Series A 4.00% 7/1/29	315,000	324,349
Series A 4.00% 7/1/31	345,000	348,757
Series A 4.00% 7/1/33	375,000	372,863
Series A 4.00% 7/1/35	405,000	399,002
Series A 4.00% 7/1/37	440,000	429,972
Series A 4.00% 7/1/39	480,000	464,544
Series A 4.00% 7/1/41	520,000	498,243

(Leman Academy of Excellence of Projects) Series A 4.50% 7/1/54	1,115,000	998,828
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.375% 7/1/52	1,100,000	940,676
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/49	750,000	814,605
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	966,864
Series A 5.00% 3/1/39	170,000	161,148
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	500,000	529,580
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	1,900,000	$ 2,298,544
Series V-2 2.25% 4/1/51	500,000	334,755
California School Finance Authority Revenue
(Russell Westbrook Why Not? Academy - Obligated Group) Series A 144A 4.00% 6/1/51 #	500,000	385,475
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/45	445,000	441,987
Colorado Educational & Cultural Facilities Authority Revenue
5.125% 11/1/49	765,000	767,471
Series A 144A 5.00% 7/1/36 #	500,000	502,060
Series A 144A 5.25% 7/1/46 #	500,000	500,405

(Aspen View Academy Project) 4.00% 5/1/41	175,000	152,927
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	516,200
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,032,870
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/50 #	475,000	411,725
(Improvement - Charter School - University Lab School Building) 5.00% 12/15/45	500,000	508,380
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,011,720
(Science Technology Engineering and Math (Stem) School Project) 5.00% 11/1/54	700,000	696,689
(Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	755,033
(Vail Mountain School Project) 4.00% 5/1/46	25,000	21,807
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	272,460

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Deephaven Charter School
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	$ 602,738
Series A 5.25% 7/1/40	500,000	508,275
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,200,000	1,121,700
Florida Development Finance
(Mater Academy Projects) Series A 5.00% 6/15/56	655,000	657,555
(River City Education Services Project) 5.00% 7/1/51	395,000	395,095
(River City Science Academy Projects) 5.00% 7/1/57	680,000	608,416
Florida Development Finance Surface Transportation Facilities Revenue
(River City Education Services Project)
5.00% 7/1/51	650,000	598,370
5.00% 2/1/57	575,000	562,086
Forest Lake Minnesota Charter School Revenue
(Lake International Language Academy)
Series A 5.375% 8/1/50	915,000	925,953
Series A 5.75% 8/1/44	705,000	719,579
Housing & Redevelopment Authority of the City of St Paul Minnesota
Series A 5.00% 12/1/30	300,000	317,928
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	255,811
Series A 5.00% 7/1/44	775,000	749,898
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(CHF - Chicago, L.L.C. - University Of Illinois at Chicago Project) Series A 5.00% 2/15/50	460,000	$ 432,469
(Chicago International Charter School Project) 5.00% 12/1/47	535,000	543,357
Louisiana Public Facilities Authority Revenue
(Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	508,850
Massachusetts Development Finance Agency
(Umass Boston Student Housing Project) 5.00% 10/1/48	285,000	273,321
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/47	900,000	876,195
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	205,000	207,435
5.50% 8/1/49	990,000	1,001,910
Minnesota Higher Education Facilities Authority Revenue
(Carleton College)
4.00% 3/1/36	485,000	494,579
5.00% 3/1/44	555,000	594,427

(College of St. Benedict) 4.00% 3/1/36	410,000	406,355
(Gustavus Adolphus College) 5.00% 10/1/47	2,600,000	2,680,860
(Macalester College)
4.00% 3/1/42	900,000	900,783
4.00% 3/1/48	600,000	584,850
(St. Catherine University)
Series A 4.00% 10/1/38	920,000	906,908
Series A 5.00% 10/1/45	785,000	823,551

(St. Johns University) Series 8-I 5.00% 10/1/31	235,000	246,435
(Trustees Of The Hamline University Of Minnesota) Series B 5.00% 10/1/47	1,055,000	1,058,967

NQ-OV9 [6/22] 8/22 (2351763)    3

Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/44	645,000	$ 594,297
Series A 4.00% 10/1/37	500,000	486,250
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	223,456
Series A 5.00% 9/1/44	400,000	370,676
Pennsylvania Authority for Industrial Development
(1st Philadelphia Preparatory College) Series A 7.25% 6/15/43	370,000	392,981
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	375,000	271,399
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	736,469
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,611
Series A 144A 5.50% 7/1/38 #	240,000	245,875

(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	636,571
University of California
Series AI 5.00% 5/15/32	1,000,000	1,025,440
		44,303,738
Electric Revenue Bonds — 8.33%
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	482,473
City of Fort Collins Electric Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	545,865
City of Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	500,000	542,725
Long Island Power Authority, New York Electric System Revenue
5.00% 9/1/47	305,000	329,253
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Long Island Power Authority, New York Electric System Revenue
Series A 5.00% 9/1/44	250,000	$ 259,040
Series B 5.00% 9/1/46	130,000	139,706
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	533,025
5.00% 10/1/26	500,000	532,800
5.00% 10/1/27	320,000	340,845
5.00% 10/1/47	1,210,000	1,312,729
Northern Municipal Power Agency
Series A 5.00% 1/1/30	340,000	345,321
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/26	100,000	101,639
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	500,000	519,740
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	320,000	272,000
Series AAA 5.25% 7/1/25 ‡	180,000	153,000
Series CCC 5.25% 7/1/27 ‡	1,450,000	1,232,500
Series WW 5.00% 7/1/28 ‡	1,400,000	1,190,000
Series WW 5.25% 7/1/33 ‡	95,000	80,750
Series WW 5.50% 7/1/23	370,000	314,962
Series XX 4.75% 7/1/26 ‡	190,000	160,788
Series XX 5.25% 7/1/40 ‡	2,305,000	1,959,250
Series XX 5.75% 7/1/36 ‡	680,000	583,100
Series ZZ 4.75% 7/1/27 ‡	155,000	131,169
Series ZZ 5.00% 7/1/19	280,000	237,300
Series ZZ 5.25% 7/1/24 ‡	250,000	212,500
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	663,183
Series A 5.00% 12/1/47	985,000	1,072,025
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	259,142
Series A 5.00% 1/1/47	1,650,000	1,789,887

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
Series A 4.00% 10/1/33	285,000	$ 290,070
Series B 4.00% 10/1/37	800,000	808,008
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/49	3,860,000	4,233,185
		21,627,980
Healthcare Revenue Bonds — 39.87%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama
(Methodist Home for the Aging) 6.00% 6/1/50	500,000	472,940
Alachua County Health Facilities Authority
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	655,000	548,150
Allegheny County Hospital, Pennsylvania Development Authority
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	300,000	284,157
Anoka Healthcare & Housing Facilities Revenue
5.375% 11/1/34	610,000	609,134
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,160,000	1,014,362
5.00% 9/1/58	1,605,000	1,505,715
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	715,000	438,331
4th Tier Series D 7.00% 1/1/37	685,000	484,096
Series D 7.25% 1/1/52	1,035,000	674,313
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority
(Royal Oaks - Inspirata Pointe Project) Series A 5.00% 5/15/56	500,000	$ 470,500
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series B 5.00% 1/1/49	70,000	45,027
Series D-2 144A 7.75% 1/1/54 #	50,000	32,468

(Phoenix Children's Hospital) Series A 4.00% 2/1/50	3,515,000	3,294,223
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System- St. Peter Communities Project) Series A 5.50% 12/1/48	500,000	433,305
Brookhaven Development Authority Revenue, Georgia
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	30,000	28,514
California Health Facilities Financing Authority Revenue
Series A 4.00% 4/1/49	1,000,000	937,070
(Kaiser Permanente) Series A-2 5.00% 11/1/47	400,000	458,524
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	516,335
City of Bethel
(The Lodge at Lakes at Stillwater Project) 5.25% 6/1/58	1,775,000	1,499,981
City of Center City, Minnesota Healthcare Facilities Revenue Refunding
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	200,000	183,054
Colorado Health Facilities Authority Revenue
Series A 4.00% 8/1/37	550,000	532,626
Series A 5.00% 11/1/39	1,465,000	1,542,059
Series A-2 5.00% 8/1/38	1,500,000	1,559,625

(Aberdeen Ridge) Series A 5.00% 5/15/49	500,000	427,160

NQ-OV9 [6/22] 8/22 (2351763)    5

Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	500,000	$ 394,040
Series A 4.00% 11/15/43	3,290,000	3,251,704

(Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,045,850
(Bethesda Project) Series A-1 5.00% 9/15/48	750,000	753,112
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	695,000	508,768
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	2,500,000	2,243,200
Series A-2 5.00% 8/1/44	1,500,000	1,533,210

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	750,000	684,990
(Covenant Retirement Communities Inc.) 5.00% 12/1/35	1,000,000	1,016,180
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	830,000	845,529
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,527,630
(National Jewish Health Project) 5.00% 1/1/27	500,000	500,625
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	505,000	396,824
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	1,291,775
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,390,000	1,294,451
Cumberland County Municipal Authority Revenue
Penn State Health Series A 4.00% 11/1/44	1,000,000	949,090
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	1,000,000	1,032,370
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	$ 261,442
Series A 5.00% 4/1/40	270,000	249,053
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/40	500,000	453,760
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	810,000	835,078
Escambia County Health Facilities Authority Revenue
Series A 4.00% 8/15/45	390,000	350,797
(Healthcare Facilities - Baptist) Series A 4.00% 8/15/50	1,150,000	1,012,817
Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/47	200,000	206,142
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest) 5.75% 2/1/44	500,000	437,440
(St. John's Lutheran Home of Albert Lea) 5.375% 10/1/44	125,000	99,989
Health & Educational Facilities Authority of the State of Missouri
4.00% 6/1/53	4,810,000	4,365,748
Henrico County Economic Development Authority
Westminister Canterbury Richmond Series A 5.00% 10/1/52	485,000	495,917

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/47	3,355,000	$ 3,583,073
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	700,000	695,667
Lancaster County Hospital Authority Revenue
(Penn State Health) 5.00% 11/1/51	1,345,000	1,412,411
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	937,840
(North Memorial Health Care) 5.00% 9/1/30	865,000	897,965
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	1,500,000	1,346,280
Maryland Health & Higher Educational Facilities Authority
(University of Maryland Medical System Issue) Series D 4.00% 7/1/48	255,000	238,892
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	1,045,370
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,627,200
Series A 5.00% 11/15/33	500,000	518,145
Series A 5.00% 11/15/34	500,000	516,830
Series A 5.00% 11/15/49	2,000,000	2,068,940
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	850,340
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.375% 11/1/50	200,000	$ 200,070

(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	220,000	220,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/29	585,000	642,517
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/46	440,000	381,876
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University)
Series A 4.00% 9/1/49	750,000	700,170
Series B 4.00% 5/1/56	1,000,000	902,880
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	683,520
New Hope, Texas Cultural Education Facilities
(Cardinal Bay Inc.)
Series A1 5.00% 7/1/51 ‡	135,000	101,250
Series B 4.75% 7/1/51	160,000	88,000
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	300,000	300,504
(Valley Health System Obligated) 4.00% 7/1/44	475,000	449,768
New York State Dormitory Authority
Series A 4.00% 7/1/53	355,000	332,852
Series A 5.00% 5/1/52	2,000,000	2,075,440

(Orange Regional Medical Center) 144A 5.00% 12/1/35 #	500,000	519,820
(Personal Income Tax) Series E 4.00% 3/15/48	4,000,000	3,892,720

NQ-OV9 [6/22] 8/22 (2351763)    7

Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue
(Peacehealth Project) Series A 5.00% 11/15/29	500,000	$ 514,830
Palomar Health, California
5.00% 11/1/39	130,000	133,761
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) Series A 4.00% 8/15/43	1,905,000	1,861,890
Rochester Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/57	2,175,000	2,371,533
Rochester, Minnesota
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,245,449
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/30	1,000,000	983,020
Series A 5.30% 9/1/37	600,000	569,388
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	204,610
5.00% 9/1/34	165,000	168,150
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,585,000	1,501,835
5.00% 5/1/48	3,150,000	3,258,108
Series A 4.00% 5/1/37	1,295,000	1,269,864
Series A 5.00% 5/1/46	4,800,000	4,916,064
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	858,537
Series A 5.00% 11/15/47	680,000	700,944
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,000,000	2,092,680
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/32	1,100,000	$ 1,137,906
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
Series A 5.00% 12/1/36	750,000	778,095
(Senior Episcopal Homes Project) 5.125% 5/1/48	1,200,000	1,111,776
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) Series A 6.75% 11/15/47	250,000	260,125
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-2 5.00% 8/1/38	250,000	259,937
Westminster, Maryland
(Lutheran Village Millers Grant) Series A 6.00% 7/1/34	500,000	513,345
Wisconsin Health & Educational Facilities Authority
(Covenant Communities, Inc. Project) Series B 5.00% 7/1/53	1,000,000	684,800
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,120,350
Yavapai County, Arizona Industrial Development Authority Revenue
(Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	743,357
		103,519,894

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 0.77%
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) Series C 5.00% 8/1/33	1,390,000	$ 1,459,556
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	560,000	554,943
		2,014,499
Lease Revenue Bonds — 9.28%
Denver Health & Hospital Authority
(550 ACOMA, Inc.) 4.00% 12/1/38	500,000	462,590
Idaho State Building Authority
(State Office Campus Project) Series ST 4.00% 9/1/48	1,000,000	990,220
Kansas City Industrial Development Authority
(International Airport Terminal Modernization Project) Series B 5.00% 3/1/49 (AGM) (AMT)	1,000,000	1,038,770
Metropolitan Pier & Exposition Authority Illinois Revenue
(McCormick Place Expansion)
5.00% 6/15/50	290,000	292,998
Series A 4.00% 6/15/50	1,375,000	1,193,349
Series B 2.855% 12/15/54 (BAM) ^	990,000	203,930
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	801,598
Series A 5.00% 6/1/38	5,500,000	5,649,270
Series A 5.00% 6/1/43	1,750,000	1,796,060
New Jersey Economic Development Authority
(Transit Transportation Project) Series A 4.00% 11/1/44	400,000	372,776
New Jersey Transportation Trust Fund Authority
Series BB 4.00% 6/15/46	1,000,000	922,550
(Capital Appreciation) Series A 0.00% 12/15/39 (BAM) ^	5,290,000	2,489,210
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	3,640,000	$ 2,699,424
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	367,958
5.00% 6/15/36	545,000	588,546
Virginia College Building Authority
5.00% 2/1/28	1,000,000	1,135,940
5.00% 2/1/29	1,000,000	1,149,280
Virginia Commonwealth Transportation Board
(U.S. Route 58 Corridor Development Program) 4.00% 5/15/47	2,000,000	1,941,980
		24,096,449
Local General Obligation Bonds — 5.33%
Arapahoe County School District No. 6 Littleton
Series A 5.50% 12/1/38	650,000	743,606
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	600,000	642,480
Boulder Valley School District No RE-2 Boulder
Series A 4.00% 12/1/48	500,000	495,090
Brainerd Independent School District No. 181
(General Obligation School Building Bonds)
Series A 4.00% 2/1/38	1,500,000	1,511,775
Series A 4.00% 2/1/43	1,500,000	1,509,195
Chicago Board of Education
5.00% 4/1/42	205,000	206,841
5.00% 4/1/46	210,000	210,876
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	232,364
Series C 5.00% 1/1/38	500,000	511,795
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	100,000	105,269
Grand River Hospital District
5.25% 12/1/37 (AGM)	675,000	733,097
Hennepin County
Series A 5.00% 12/1/36	300,000	331,215

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Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Jefferson County School District No. R-1
5.25% 12/15/24	750,000	$ 807,000
Marshall
Series B 4.00% 4/1/29	285,000	309,228
Mounds View Independent School District No. 621
(School Building) Series A 4.00% 2/1/43	2,000,000	2,019,780
Verve Metropolitan District No 1
5.00% 12/1/51	1,000,000	890,290
Weld County School District No. RE-1
5.00% 12/15/30 (AGM)	500,000	550,180
Weld County School District No. RE-3J
5.00% 12/15/34 (BAM)	1,000,000	1,091,140
Weld County School District No. RE-8
5.00% 12/1/31	510,000	562,168
5.00% 12/1/32	340,000	372,103
		13,835,492
Pre-Refunded/Escrowed to Maturity Bonds — 9.31%
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45-25 #, §	700,000	754,180
(Johnson & Wales University) Series A 5.25% 4/1/37-23 §	900,000	923,364
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities Inc.) Series A 5.75% 12/1/36-23 §	1,000,000	1,054,820
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28-23 §	1,250,000	1,286,675
5.50% 6/1/33-23 §	2,000,000	2,067,620
5.625% 6/1/43-23 §	1,000,000	1,034,930

(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48 §	340,000	349,289
Colorado School of Mines
Series B 5.00% 12/1/42-22 §	1,115,000	1,130,811
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Commerce City
5.00% 8/1/44-24 (AGM) §	1,000,000	$ 1,058,990
Deephaven Charter School
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	518,295
Denver City & County Airport System Revenue
Series B 5.00% 11/15/37-22 §	1,700,000	1,722,253
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/35-23 §	1,000,000	1,031,710
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	190,000	192,924
Health & Educational Facilities Authority of the State of Missouri
(St. Louis College of Pharmacy Project) 5.25% 5/1/33 §	500,000	514,270
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33-23 §	645,000	669,110
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/32-22 §	700,000	706,125
New Hope, Texas Cultural Education Facilities
(Chief-Collegiate Housing-Tarleton St.) Series A 5.00% 4/1/34-24 §	1,000,000	1,051,220
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30-25 §	1,000,000	1,088,330
Philadelphia, Pennsylvania Water & Wastewater Revenue
Series A 5.00% 7/1/45-24 §	500,000	529,460

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Electric Utility Revenue
Series B 5.00% 12/1/43-23 §	1,000,000	$ 1,044,450
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International) 5.00% 7/1/32 (AMT) §	1,000,000	1,000,000
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	428,152
Series A 5.00% 11/15/30-25 §	290,000	314,340
Tallyn's Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38-23 §	295,000	307,157
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46-24 §	2,500,000	2,616,700
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/40-24 §	750,000	785,010
		24,180,185
Special Tax Revenue Bonds — 22.79%
Central Platte Valley Metropolitan District
5.00% 12/1/43	375,000	362,674
City & County of San Francisco CA Special Tax District No 2020-1
Series B 144A 5.25% 9/1/49 #	550,000	436,530
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	655,000	612,648
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	10,042,695	8,912,892
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Housing & Finance Association Sales Tax Revenue
5.00% 8/15/47	2,000,000	$ 2,244,740
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	500,000	542,620
Massachusetts Bay Transportation Authority Senior
Series A 5.25% 7/1/29	200,000	233,292
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	630,000	636,539
Miami-Dade County
(Capital Appreciation) 0.00% 10/1/37 (BAM) ^	3,000,000	1,581,330
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	167,802
New York State Thruway Authority
Series 1 4.00% 3/15/55	2,000,000	1,905,440
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	205,000	209,840
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	500,000	476,435
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	345,074
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	2,250,000	2,172,937
Series A-1 4.558% 7/1/46 ^	7,485,000	2,022,372
Series A-1 4.75% 7/1/53	6,460,000	6,222,983
Series A-1 4.906% 7/1/51 ^	63,590,000	12,723,723
Series A-1 5.00% 7/1/58	12,272,000	12,093,688
Series A-2 4.329% 7/1/40	595,000	560,234
Series A-2 4.784% 7/1/58	1,100,000	1,053,426

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Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	$ 363,241
Series A 5.00% 11/1/31	755,000	829,752
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	500,000	532,300
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	993,718
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	278,271
Series B 5.00% 12/1/36	440,000	461,824
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series 2015A 5.75% 9/1/32	220,000	197,564
		59,173,889
State General Obligation Bonds — 6.92%
California State
(Various Purposes) 5.00% 11/1/47	1,000,000	1,072,780
Commonwealth of Puerto Rico
(Restructured)
0.01% 11/1/51	3,261,751	1,406,630
Series A-1 4.00% 7/1/33	649,305	596,458
Series A-1 4.00% 7/1/35	592,906	532,548
Series A-1 4.00% 7/1/37	508,869	451,682
Series A-1 4.00% 7/1/41	317,280	275,494
Series A-1 4.00% 7/1/46	1,120,510	944,176
Series A-1 4.362% 7/1/33 ^	848,864	478,046
Series A-1 5.625% 7/1/29	711,661	765,477
Series A-1 5.75% 7/1/31	601,630	658,412
Series C 2.637% 11/1/43 •	10,253,814	5,114,090
Illinois State
5.00% 1/1/28	285,000	301,607
5.00% 11/1/36	1,170,000	1,205,357
5.00% 2/1/39	160,000	161,704
5.50% 5/1/39	500,000	536,635
Series A 5.00% 4/1/38	170,000	170,932
Series A 5.125% 12/1/29	310,000	331,898
Series C 4.00% 10/1/42	1,900,000	1,744,162

(Rebuild Illinois Program) Series B 4.00% 11/1/39	1,300,000	1,218,074
		17,966,162
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 12.38%
Alameda Corridor, California Transportation Authority
(2nd Sub Lien) Series B 5.00% 10/1/37	430,000	$ 443,597
Atlanta, Georgia Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,034,180
California Municipal Finance Authority
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	615,000	617,878
Chicago, Illinois O'Hare International Airport Revenue
(General-Senior Lien)
Series A 5.00% 1/1/48 (AMT)	250,000	259,660
Series D 5.25% 1/1/34	1,000,000	1,011,940
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	1,000,000	1,006,490
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,118,114
Denver City & County Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	2,835,000	2,696,879
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,038,180
Foothill-Eastern Transportation Corridor Agency Revenue
Series A 4.00% 1/15/46	1,000,000	923,040
Series C 4.00% 1/15/43	2,000,000	1,856,280
Greater Orlando Aviation Authority
Series A 4.00% 10/1/39 (AMT)	3,000,000	2,949,030
Harris County, Texas Toll Road Authority Revenue
(Senior Lien) Series A 4.00% 8/15/48	500,000	486,475
Metropolitan Transportation Authority Revenue, New York
(Green Bond)
Series A-1 5.00% 11/15/41	1,105,000	1,133,034
Series C-1 5.25% 11/15/55	750,000	780,375

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	510,000	$ 456,710
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26 (AMT)	500,000	515,385
Series C 5.00% 1/1/33	2,000,000	2,145,320
Series C 5.00% 1/1/36	1,000,000	1,058,350
Series C 5.00% 1/1/46	1,245,000	1,291,264
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	981,050
Series B 5.00% 1/1/40	250,000	269,625
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/45 (AMT)	1,000,000	1,016,140
New York Transportation Development
(La Guardia Airport) Series A 5.25% 1/1/50 (AMT)	700,000	717,703
Pennsylvania Turnpike Commission Subordinate
Series 1 5.00% 12/1/45	2,720,000	2,815,037
Series A-1 5.00% 12/1/43	500,000	511,895
Series A-1 5.00% 12/1/47	210,000	222,215
Port Authority of Guam Revenue
Governmental/Non-AMT Series A 5.00% 7/1/48 (Guam)	1,050,000	1,108,810
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	625,000	654,213
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(Blueridge Transportation Group)
5.00% 12/31/40 (AMT)	110,000	111,441
5.00% 12/31/45 (AMT)	110,000	110,948
5.00% 12/31/50 (AMT)	160,000	160,989
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	231,620
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	165,000	$ 170,618
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	235,000	238,741
		32,143,226
Water & Sewer Revenue Bonds — 7.88%
Goodyear AZ Water & Sewer Revenue
4.00% 7/1/45 (AGM)	2,135,000	2,135,150
Guam Government Waterworks Authority
5.00% 7/1/40 (Guam)	3,130,000	3,270,412
Metropolitan Council Waste Water Revenue
Series C 4.00% 3/1/32	1,405,000	1,482,373
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(Municipal Water Finance Authority Projects) 4.00% 6/15/47	1,000,000	981,600
New York Water & Sewer System Revenue
(Unrefunded Balance) 5.00% 6/15/47	185,000	187,405
Sacramento County Sanitation Districts Financing Authority
Series A 5.00% 12/1/50	5,000,000	5,478,900
Tampa FL Water & Wastewater System Revenue
Series A 5.25% 10/1/57	6,000,000	6,924,960
		20,460,800
Total Municipal Bonds (cost $405,179,603)		389,853,241

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Schedule of investments
Delaware Investments® National Municipal Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.96%
Variable Rate Demand Notes — 0.96%
Los Angeles Department of Water & Power Water System Revenue
Subordinate Series A-2 0.50% 7/1/51 (SPA - TD Bank N.A.)	200,000	$ 200,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series A 0.63% 11/1/35	1,400,000	1,400,000
New York City, New York
Fiscal 2018 Subordinate Series E-5 0.60% 3/1/48 (LOC - TD Bank N.A.)	300,000	300,000
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic) Series B 0.59% 11/15/52 (SPA - Northern Trust)	600,000	600,000
Total Short-Term Investments (cost $2,500,000)		2,500,000

Total Value of Securities—151.10% (cost $407,679,603)		$392,353,241
Liquidation Value of Preferred – (51.99%)		(135,000,000)
Receivables and Other Assets Net of Liabilities—0.89%		2,301,765
Net Assets Applicable to 20,956,695 Shares Outstanding—100.00%		$259,655,006
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $13,512,480, which represents 5.20% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BB – Barclays Bank
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

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